Intangible assets	6 Months Ended
Jun. 30, 2022
Intangible Assets
Intangible assets

16.	Intangible assets

16.1.	By class of assets

	Rights and Concessions (*)	Software	Goodwill	Total
Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	-	(1,062)
Addition	895	87	-	982
Capitalized borrowing costs	-	5	-	5
Write-offs	(11)	(1)	-	(12)
Transfers	(10)	(1)	-	(11)
Signature Bonuses Transfers (**)	(840)	-	-	(840)
Amortization	(2)	(35)	-	(37)
Impairment recognition	-	(1)	-	(1)
Cumulative translation adjustment	124	18	1	143
Balance at June 30, 2022	2,851	380	23	3,254
Cost	2,905	1,487	23	4,415
Accumulated amortization and impairment	(54)	(1,107)	-	(1,161)
Estimated useful life in years	(***)	5	Indefinite

	Rights and Concessions (*)	Software	Goodwill	Total
Balance at December 31, 2020	14,714	210	24	14,948
Addition	12	59	-	71
Capitalized borrowing costs	-	2	-	2
Write-offs	(7)	-	-	(7)
Transfers	(43)	2	-	(41)
Amortization	(4)	(28)	-	(32)
Cumulative translation adjustment	571	8	1	580
Balance at June 30, 2021	15,243	253	25	15,521
Cost	15,336	1,351	25	16,712
Accumulated amortization and impairment	(93)	(1,098)	-	(1,191)
(*) It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(**) Transfer to PP&E relating to Sépia and Atapu.
(***) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

16.2.	Surplus volumes of Transfer of Rights Agreement

Búzios

Expenses incurred by Petrobras in the ordinary operations of the bidding area for the benefit of the consortium, in the amount of US$ 61, made prior to the start of the Co-Participation Agreement and not included in the total compensation amount, were reimbursed to Petrobras by the partners CNODC Brasil Petróleo e Gás Ltda. (CNODC) and CNOOC Petroleum Brasil Ltda. (CPBL) in February 2022.

In addition, on March 4, 2022, Petrobras signed an agreement with its partner CPBL for the transfer of 5% of its interest in the Production Sharing Contract for the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, in the pre-salt layer of the Santos basin, to this company. The agreement results from the call option exercised by CNOOC on September 29, 2021.

The amount to be received by Petrobras at the closing of the operation is US$ 2,120, referring to the compensation and reimbursement of the signature bonus of CNOOC's additional interest, subject to price adjustments and to the fulfillment of conditions precedent, such as CADE, ANP and Ministry of Mines and Energy (MME) approval.

After the transaction becomes effective, Petrobras will hold an 85% interest in the Production Sharing Contract of the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, CNOOC will hold a 10% interest and CNODC a 5% interest. The total participation in this Búzios Co-participation Agreement, including the portions of the Transfer of Rights Agreement and of the BS-500 Concession Agreement (100% of Petrobras) will be 88.99% of Petrobras, 7.34% of CNOOC and 3.67% of CNODC.

At June 30, 2022, the assets and liabilities related to the transfer of 5% of its interest in the Production Sharing Contract to the Transfer of Rights Agreement are classified as held for sale.

Atapu and Sépia

On April 27, 2022, Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (Shell, 25%) and TotalEnergies EP Brasil Ltda. (TotalEnergies, 22.5%), and related to the Sépia field in consortium with TotalEnergies (28%), Petronas Petróleo Brasil Ltda. (Petronas, 21%) and QP Brasil Ltda. (QP, 21%), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.

On the same date, the Company also signed the Co-participation Agreements and the Amendments to the Agreement for the Individualization of Atapu and Sépia Production (AIPs), which are necessary to manage the coexisting deposits of the Transfer of Rights Agreement and the Production Sharing Contract (related to the surplus volume) of these areas.

The compensation to Petrobras for Atapu and Sépia, including an estimate of the gross-up of the taxes levied, pursuant to Ordinance No. 8 of April 19, 2021 of the MME, were paid by the partners in April 2022, totaling US$ 2,093 for Atapu and US$ 3,059 for Sépia.

The agreements became effective on May 2, 2022, when Pré-Sal Petróleo S.A. (PPSA) confirmed there was no settlement pending for this transaction, in accordance with the provisions of Ordinance No. 519 of May 21, 2021.

On the same date, a partial write-off of the assets associated with these fields was carried out, in exchange for the financial compensation, resulting in a transaction similar to a sale.

Furthermore, the Company accounted for an additional US$ 129 gain corresponding to the difference between the estimate and the final calculation of the gross-up of taxes levied on the gain on the transfer of assets to the Production Sharing regime, as provided for in the mentioned ordinance (US$ 60 for Atapu and US$ 69 for Sépia). These amounts were paid to Petrobras in July 2022.

The total gain in this operation was US$ 2,872 (US$ 1,028 for Atapu and US$ 1,844 for Sépia), accounted for within other income and expenses.

The signature bonus corresponding to the Company's participation in the Production Sharing Contract was US$ 416 for Atapu and US$ 424 for Sépia.

Since these agreements relate to the surplus volume of fields with technical and commercial feasibility already identified, the signature bonuses paid by the Company in the first quarter of 2022, totaling US$ 840, were transferred from intangible assets to property, plant and equipment after the Co-participation Agreements came into effect.